Statements of financial position - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 2,512,977	$ 3,798,412
Silver bullion	1,075,133,513	871,613,584
Prepaid assets	72,198	72,198
Total assets	1,077,718,688	875,484,194
Current liabilities
Accounts payable	465,190	538,595
Total liabilities	465,190	538,595
Equity
Unitholders' capital	1,666,251,251	1,594,445,778
Unit premiums and reserves	67,197	67,142
Retained earnings (deficit)	(521,574,854)	(652,728,619)
Underwriting commissions and issue expenses	(67,490,096)	(66,838,702)
Total equity (note 7)	1,077,253,498	874,945,599
Total liabilities and equity	$ 1,077,718,688	$ 875,484,194
Total equity per Unit	$ 6.64	$ 5.82